GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	12 Months Ended
Jan. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION
Geographic Information

Revenue by major geographic region is based on the location of our contracting subsidiary, which often differ from the geographic location of the customer.

The information below summarizes revenue by major geographic region for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands)	2023	2022	2021
EMEA:
Israel	$201,610	$328,371	$274,113
Germany	44,486	63,258	86,834
Other	13,208	14,127	18,727
Total EMEA	259,304	405,756	379,674
Americas:
United States	35,139	37,726	44,746
Other	9,987	17,869	7,134
Total Americas	45,126	55,595	51,880
APAC	7,633	12,691	11,904
Total revenue	$312,062	$474,042	$443,458

Our long-lived assets primarily consist of net property and equipment, operating lease ROU assets, goodwill and other intangible assets. We believe that our tangible long-lived assets, which consist of our net property and equipment, are exposed to greater geographic area risks and uncertainties than intangible assets and long-term cost deferrals, because these tangible assets are difficult to move and are relatively illiquid.

Property and equipment, net by geographic area consisted of the following as of January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Israel	$20,090	$24,510
United States	173	538
Other countries	5,611	5,791
Total property and equipment, net	$25,874	$30,839

Significant Customers

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2023	2022	2021
Customer A	17.7%	14.8%	16.9%
Customer B	10.0%	8.4%	14.1%

In making this determination of significant customers, we define a customer as an organization from which we have recognized revenue in a reporting period. In situations where a governmental organization acts on behalf of multiple agencies or departments, we treat that organization as the customer for reporting purposes notwithstanding that each of the underlying agencies or departments is generally making its own independent purchasing decisions.